BALANCE SHEETS (PARENTHETICALS) (USD $)	Dec. 31, 2011	Dec. 31, 2010
BALANCE SHEETS [Abstract]
Common Stock, par value per share	$ 0.0	$ 0.0
Common Stock, shares authorized	16,666,667	16,666,667
Common Stock, shares issued	10,095,912	10,095,912
Common Stock, shares outstanding	8,648,861	8,648,861
Treasury stock, shares	1,447,051	1,447,051